COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30.    COMMITMENTS AND CONTINGENCIES

(a)    Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group’s total future payments under these purchase agreements amounted to RMB 7,810,275,159 as of December 31, 2021.

Year ending December 31,	RMB
2022	7,029,247,643
2023	781,027,516
Total	7,810,275,159

(b)    Contingencies

In November 2018, one of the Group’s customers in Singapore (the “Singapore Customer”) filed two Notices of Arbitration (“NoAs”) in two arbitrations with Arbitration No. ARB374/18/PPD (“ARB 374”) and Arbitration No. ARB375/18/PPD (“ARB 375”), respectively, against Jinko Solar Import & Export Co., Ltd. (“Jinko IE”) at Singapore International Arbitration Centre. These NoAs were subsequently amended by the Singapore Customer, and Jinko IE received the amended Notices of Arbitration from the Singapore Customer on December 20, 2018. The Singapore Customer claimed respectively in ARB 374 and ARB 375 that the photovoltaic solar modules supplied by Jinko IE to the Singapore Customer under the purchase agreement dated December 25, 2012 (“2012 Contract”) and January 28, 2013 (“2013 Contract”) were defective. The Singapore Customer sought, inter alia, orders that Jinko IE replace the modules and/or that Jinko IE compensate the Singapore Customer for any and all losses sustained by the Singapore Customer as a result of the supply of allegedly defective modules. In January 2019, Jinko IE issued its responses to the NoAs in ARB 374 and ARB 375, disputing the Singapore Customer’s reliance on the arbitration clauses in the 2012 Contract and the 2013 Contract, denying all claims raised by the Singapore Customer, and disputing that the Singapore Customer was entitled to the reliefs claimed in the arbitrations. Arbitration tribunals in both ARB 374 and ARB 375 were constituted on September 5, 2019, which directed on January 14, 2020 that (i) the Singapore Customer shall submit its statement of claim in both ARB 374 and ARB 375 and Jinko IE shall submit its statement of defense no later than five months after Singapore Customer’s submission of statement of claim; and (ii) the hearing of the arbitrations shall be bifurcated with the liability issue to be first determined by the tribunals, and then depending on the outcome of the liability issue, the issue of remedies/damages payable to be determined in the subsequent proceedings in such manner as may be directed by the tribunals. On August 7, 2020, the Singapore Customer submitted its statement of claim in both ARB 374 and ARB 375. In the statement of claim, the Singapore Customer maintained its claim that the photovoltaic solar modules supplied by Jinko IE to them under the 2012 Contract and the 2013 Contract were defective, and that Jinko IE should be liable in respect of all the modules supplied under the 2012 Contract and the 2013 Contract. On December 16, 2020, following Jinko IE’s request, the tribunals in both ARB 374 and ARB 375 directed that Jinko IE’s statement of defense should be submitted by February 11, 2021. On February 11, 2021, Jinko IE submitted its statement of defense and relevant evidence. In the statement of defense, Jinko IE (i) requested the tribunal to declare that it lacks jurisdiction over the dispute; and (ii) denied all the Singapore Customer claims and requested the same be dismissed by the tribunal. On February 22, 2021, upon mutual agreement by Jinko IE and the Singapore Customer, the tribunal directed that ARB 374 and ARB 375 should be consolidated. On August 24, 2021, the tribunal decided Jinko IE and the Singapore Customer’ respective Redfern Schedules. On October 5, 2021, Jinko IE and the Singapore Customer exchanged documents pursuant to the tribunal’s decision on the Redfern Schedules. On February 19, 2022, the Singapore Customer filed its Reply Memorial (accompanied by all evidence, including factual exhibits, written witness statements, expert reports and legal authorities relied upon. According to the current schedule, Jinko IE shall submit its Rejoinder Memorial no later than June 19, 2022. Based on the limited information currently available to the company, it is difficult to provide an in-depth assessment of the Singapore Customer’s claims. The Group believes that Jinko IE has reasonable grounds to challenge the Singapore Customer’s claims in the arbitrations on jurisdiction and merits and will vigorously defend against the claims made by the Singapore Customer. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Group is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

In March 2019, Moura Fábrica Solar – Fabrico e Comércio de Painéis Solares, Lda. (“MFS”) submitted a request for arbitration at International Chamber of Commerce (Case No. 24344/JPA) against Projinko Solar Portugal, Unipessoal Lda (“Projinko”) in connection with dispute arising out of (i) a business unit lease agreement (the “Business Unit Lease Agreement”) entered into on August 23, 2013 between MFS and Jinko Solar (Switzerland) AG (“Jinko Switzerland”), (ii) an assignment agreement dated May 26, 2014, whereby Jinko Switzerland assigned and transferred to Projinko all rights, title, interest, liabilities and obligations under the Business Unit Lease Agreement, and (iii) an amendment agreement relating to the Business Unit Lease Agreement dated December 29, 2015 (the Business Unit Lease Agreement, the assignment agreement and the amendment agreement are collectively referred to as “Lease Agreements”). In order to ensure the performance of parties’ respective obligations under the Lease Agreements, a guarantee from the parent company of MFS, Acciona Energia, S.A.U. and a bank guarantee was granted in favor of Projinko, and a guarantee from the parent company of Projinko, Jiangxi Jinko, and a bank guarantee was also granted in favor of MFS. The notice of request for arbitration had not been duly and effectively served by MFS to Projinko. In July 2019, MFS submitted a request at International Chamber of Commerce to join Jinko Switzerland and Jiangxi Jinko as two additional parties, alleging they were indispensable to the current dispute and claiming against Projinko, Jiangxi Jinko and Jinko Switzerland recovery of two drawdowns by Projinko under the bank guarantee in the amount of EUR1,965,170 and EUR846,604, respectively, with the interests thereon as well as economic damages suffered by MFS as a result thereof.

In September 2019, Jiangxi Jinko and Jinko Switzerland submitted to the International Chamber of Commerce that they rejected to arbitrate any dispute with MFS and were not bound by valid and effective arbitration agreement with MFS; Jiangxi Jinko and Jinko Switzerland also opposed the constitution of an arbitration tribunal and the jurisdiction of any arbitration tribunal that may be constituted in the present case. On July 3, 2020, MFS submitted a statement of claim claiming against Projinko, Jiangxi Jinko and Jinko Switzerland for recovery of two drawdowns by Projinko under the bank guarantee in an aggregated amount of EUR2,812,000, with the interests thereon as well as economic damages suffered by MFS as a result thereof. On September 3, 2020, Projinko, Jiangxi Jinko and Jinko Switzerland submitted their statements of defense requesting the tribunal dismiss all claims made by MFS against Projinko, Jiangxi Jinko and Jinko Switzerland; Projinko also submitted its counterclaim against MFS requesting the tribunal order MFS to pay Projinko EUR1,008,170 plus accrued interest as a recovery of drawdown by MFS under the bank guarantee granted in favor of MFS. On January 12, 2020, pursuant to the parties’ joint request, the tribunal declared the proceedings suspended until further notice to allow for settlement discussions. In March 2021, the parties fully executed settlement agreement for the dispute. According to settlement agreement, the parties automatically and reciprocally release each other from the dispute on the condition that Jinko Switzerland delivers to MFS a payment in the amount of EUR 750,000. In April 2021, Jinko Switzerland made the payment and MFS has confirmed receipt of the same. The parties have provided a letter to the tribunal to withdraw all claims and request the termination of the arbitration proceedings. In Jun 2021, tribunal confirmed that the arbitration proceedings were formally terminated by agreement of all parties per their filed joint letter.

In March 2019, Hanwha Q CELLS (defined below) filed patent infringement lawsuits against the company and a number of the company’s subsidiaries.

(i) Patent infringement lawsuits in the United States:

On March 4, 2019, Hanwha Q CELLS USA Inc. and Hanwha Q CELLS & Advanced Materials Corporation (collectively, “Plaintiffs A”) filed suit against JinkoSolar Holding Co., Ltd and several of its subsidiary entities, i.e. JinkoSolar (U.S.) Inc, Jinko Solar (U.S.) Industries Inc, Jinko Solar Co., Ltd, Zhejiang Jinko Solar Co., Ltd and Jinko Solar Technology Sdn.Bhd (collectively “Respondents”) at the U.S. International Trade Commission (“ITC”). In the complaint, it was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 purportedly owned by Hanwha Q CELLS & Advanced Materials Corporation and Plaintiffs A requested a permanent limited exclusion order and a cease and desist order be issued against the Respondents’ allegedly infringing products. On March 5, 2019, Hanwha Q CELLS & Advanced Materials Corporation filed a suit against the Respondents before the U.S. District Court for the District of Delaware (“District Court”) alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringed U.S. Patent No. 9,893,215 allegedly owned by Hanwha Q CELLS & Advanced Materials Corporation and sought reliefs including compensation for alleged infringement activities, enhanced damages and reasonable attorney fees. On April 9, 2019, the ITC published the Notice of Institution on Federal Register. On April 15, 2019, the District Court granted our motion to stay the court litigation pending final resolution of the ITC. On May 3, 2019, the Respondents submitted their response to the complaint of Plaintiffs A to the ITC requesting ITC among other things to deny all relief requested by Plaintiffs A. On September 13, 2019, the Respondents filed motion for summary determination of non-infringement with ITC. On April 10, 2020, the administrative law judge issued the initial determination granting the Respondents’ motion for summary determination of non-infringement. On June 3, 2020, the ITC determined to affirm the initial determination issued by the administrative law judge granting respondents’ motions for summary determination of non-infringement and terminate the investigation (the “Final Determination”). On July 31, 2020, Plaintiffs A

appealed to the Federal Circuit Courts of Appeals against the ITC’s Final Determination. On August 27, 2020, the Respondents filed the motion to intervene of such appeal. Plaintiffs A filed its opening appeal brief in November 2020. The Respondents filed the principal brief in February 2021. On July 12, 2021, the United States Court of Appeals for the Federal Circuit affirmed the ITC’s findings that Respondents’ products do not infringe U.S. Patent No. 9,893,215.

(ii) Patent infringement lawsuits in Germany:

On March 4, 2019, Hanwha Q CELLS GmbH (“Plaintiff B”), filed a patent infringement claim against JinkoSolar GmbH before the Düsseldorf Regional Court in Germany alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by JinkoSolar GmbH infringed EP2 220 689 purportedly owned by Plaintiff B. On April 10, 2019, JinkoSolar GmbH filed the first brief with the court stating JinkoSolar GmbH would defend itself against the complaint. On September 9, 2019, JinkoSolar GmbH filed its statement of defense with the court (the “Statement of Defense”), requesting that the claim be dismissed and that Plaintiff B to bear the costs of the legal dispute. On March 3, 2020, Plaintiff B filed its reply to the Statement of Defense with the court. On April 20, 2020, JinkoSolar GmbH filed its rejoinder with the court commenting on Plaintiff B’s reply on March 3, 2020. On May 5, 2020, the oral hearing regarding the validity of the EP2 220 689, Plaintiff B’s entitlement to sue, and the infringement was held before the Düsseldorf Regional Court. On June 16, 2020, the Düsseldorf Regional Court sided with Plaintiff B and ordered that the third party cell technology contained in certain modules delivered by JinkoSolar GmbH infringes Plaintiff B’s patent (the “Judgment”). JinkoSolar GmbH filed its notice of appeal on July 15, 2020. On September 28, 2020, Plaintiff B has submitted the request for penalty to Düsseldorf Regional Court, claiming that JinkoSolar GmbH violated the Judgment by continuing to promote infringing products and requesting imposition of fines for such violation. On October 16, 2020, JinkoSolar GmbH submitted grounds of appeal to the Düsseldorf Higher Regional Court. JinkoSolar GmbH submitted its response to Plaintiff B’s request for penalty on November 30, 2020. On March 1, 2021, JinkoSolar GmbH submitted appeal joinder to the Düsseldorf Higher Regional Court. On April 6, 2021, JinkoSolar GmbH submitted its second response to Plaintiff B’s request for penalty. On August 23, 2021, Düsseldorf Regional Court dismissed Plaintiff B’s request for penalty.

(iii) Patent infringement lawsuits in Australia:

On March 12, 2019, Hanwha Solutions Corporation (registration no. 110111-0360935) (The plaintiff has been changed from Hanwha Q CELLS & Advanced Materials Corporation to Hanwha Solutions Corporation during the course of the proceedings because of restructuring undertaken by its affiliate(s) in relation to ownership of the patent in suit) and Hanwha Q CELLS Australia Pty Ltd (“Plaintiffs C”, together with Plaintiffs A and Plaintiff B, “Hanwha Q CELLS Plaintiffs”) filed suit at Federal Court of Australia (“FCA”) against Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko AUS”). It was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by Jinko AUS infringed Australian Patent No. 2008323025 purportedly owned by Plaintiffs C. The FCA served Jinko AUS as the Respondent and the first case management hearing was held on April 12, 2019. The FCA heard the application, and made orders for the conduct of the proceeding at the first case management hearing, following which Jinko AUS submitted its defense and cross-claim to Plaintiffs C’s statement of claim on July 22, 2019. Shortly before the second case management hearing which was held on October 2, 2019, Plaintiffs C requested an amendment to Australian Patent No. 2008323025 (“Amendment Application”), following which FCA directed Plaintiffs C to give discovery and produce documents in respect to the Amendment Application. The third case management hearing was held on December 13, 2019, after which Jinko AUS submitted particulars of opposition to the Amendment Application and requested for further and better discovery in respect to the Amendment Application. The FCA granted Plaintiffs C’s Amendment Application on August 28, 2020. Another case management hearing was held on November 16, 2020 and FCA directed that until March 12, 2021 Jinko AUS to file a precise statement identifying the reasons why certain photovoltaic solar cells and modules supplied by Jinko AUS do not infringe Australian Patent No. 2008323025. Jinko AUS filed its non-infringement statement dated March 9, 2021 with FCA. The next case management hearing will set the matter down for the final hearing for three weeks commencing September 12, 2022.

The Company believes that Hanwha Q CELLS Plaintiffs’ claims in all the above-mentioned cases are lacking legal merit, and will vigorously defend against the claims made by them. The Group is considering all legal avenues including challenging the validity of U.S. Patent No. 9,893,215 (“the ‘215 Patent”), EP 2 220 689 and Australian Patent No. 2008323025 (collectively, the “Asserted Patents”), and demonstrating our non-infringement of the Asserted Patents. On June 3, 2019, the Company filed a petition for inter partes review (“IPR”) of the ‘215 Patent with the U.S. Patent and Trademark Appeal Board (“PTAB”). IPR is a trial proceeding conducted at the PTAB to review the patentability of one or more claims in a patent. On December 10, 2019, the PTAB instituted the IPR proceedings of the patentability of claims 12-14 of the ‘215 patent claims in view of prior art. On September 9, 2020, the Company attended the oral hearing of IPR of the ‘215 patent. On December 9, 2020, the PTAB issued the final decision on the Company’s petition for IPR, finding that all challenged claims 12-14 of the ‘215 patent are unpatentable. On February 8, 2021, the patent owner of ‘215 Patent, Hanwha Solutions Corporation, appealed to the United States Court of Appeals for the Federal Circuit

against such final decision issued by the PTAB (“215 IPR Appeal”). On February 24, 2021, the Company has filed the certificate of interest to participate in 215 IPR Appeal. On May 28, 2021, Hanwha Solutions Corporation filed its opening appeal brief. On July 19, 2021, Hanwha Solutions Corporation filed a motion to remand the case to the United States Patent and Trademark Office. On October 4, 2021, the United States Court of Appeals for the Federal Circuit denied Hanwha Solutions Corporation’s motion to remand. On March 25 and March 26, 2021, the opposition oral hearing regarding the validity of the EP2 220 689 was held before the European Patent Office. During the hearing, the European Patent Office held that the EP2 220 689 was maintained in amended form. An additional hearing is to be held on September 28 and 29, 2022.

On May 7, 2021, one of the company’s Spanish customers (the “Spanish Customer”) submitted a Request for arbitration at International Chamber of Commerce (Case No. 26251/JPA) against Jiangxi Jinko in connection with dispute arising out of a PV Module Sales Contract entered into in August, 2020 (“Contract”). In the Request, X-Elio’s claims are based on (1) Jiangxi Jinko's alleged breaches of the Contract by being unable to deliver the goods at the initially agreed shipping dates and price; (2) the subsequent termination of the Contract by the Spanish Customer; (3) alleged replacement purchases the Spanish Customer has made to replace the goods originally ordered from Jiangxi Jinko; and (4) alleged further costs and other indirect damages purportedly incurred by the Spanish Customer as a consequence of Jiangxi Jinko 's alleged breaches and relating to the PV plant in Australia for which the goods had been intended. On July 21, 2021, Jiangxi Jinko submitted the Answer to the Request and Counterclaim, denying that the Spanish Customer is entitled to the relief it requests and raising a counterclaim for damages its loss of profit as well as wasted costs expended in reliance on the performance of the Contract. On January 28, 2022, the tribunal confirmed the Terms of Reference and Procedural Order No.1 signed by the Spanish Customer and Jiangxi Jinko, according to which, except any extension granted by the tribunal, (1) the Spanish Customer will submit Statement of Claim before April 6, 2022 and Jiangxi Jinko will submit Statement of Defense and Counterclaim before June 6, 2022, (2) the Spanish Customer will submit Statement of Reply and Defense to Counterclaim before September 6, 2022, Jiangxi Jinko will submit Statement of Rejoinder and Reply on Counterclaim before November 4, 2022 and the Spanish Customer will submit Rejoinder on Counterclaim before December 19 2022, (3) the hearing will be held during the week of April 17, 2023. On April 6, 2022, the Spanish Customer submitted Statement of Claim, which maintained the claims as the Request and additionally claimed the legal interest accrued on the amounts requested. As of the date of the issuance of the financial statements, this case is still at a preliminary stage and based on the information currently available, the company does not believe that it is probable that Jiangxi Jinko has incurred a loss. Additionally, because of the preliminary stage of this matter, the company is unable to estimate an amount of reasonably possible loss or range of loss.

Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company was also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

(c)    Guarantees

Upon the disposition of JinkoPower, the Company provided the loan guarantee and redemption guarantee to JinkoPower (Note 28).

The Company provided a debt payment guarantee in connection with a loan facility granted to Sweihan PV Power Company P.J.S.C (“Sweihan”), equity investee of the Company for developing overseas solar power project, in a maximum aggregate principal amount not exceeding USD42.9 million. At the same time, pursuant to the shareholders agreement, the Company together with another shareholder of Sweihan, shall enable Sweihan to repay the loan facility in full. The loan was repaid by Sweihan in 2019.